Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 343,240	$ 261,192
Finished goods	50,953	3,276
Total	$ 394,193	$ 264,468